Note 7 - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - Options to Purchase Treasury Shares or To Subscribe New Shares [Member]	6 Months Ended
Jun. 30, 2016 EUR (€) € / shares shares
Range 1 [Member]
Exercise price (in Euro per share)	€ 3.99
Outstanding options - Number (in shares) | shares	347,838
Outstanding options - Weighted average remaining contractual life	1 year 109 days
Outstanding options - Weighted average exercise price (in Euro per share)	€ 3.99
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	347,838	[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 3.99	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 2 [Member]
Exercise price (in Euro per share)	€ 2.38
Outstanding options - Number (in shares) | shares	127,100
Outstanding options - Weighted average remaining contractual life	4 years
Outstanding options - Weighted average exercise price (in Euro per share)	€ 2.38
Outstanding options - Aggregate intrinsic value | €	€ 76,427	[1]
Exercisable options - Number (in shares) | shares	127,100	[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 2.38	[2]
Exercisable options - Aggregate intrinsic value | €	€ 76,427	[1],[2]
Range 3 [Member]
Exercise price (in Euro per share)	€ 3.22
Outstanding options - Number (in shares) | shares	562,000
Outstanding options - Weighted average remaining contractual life	9 years 292 days
Outstanding options - Weighted average exercise price (in Euro per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares		[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 3.22	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 4 [member]
Exercise price (in Euro per share)	€ 1.91
Outstanding options - Number (in shares) | shares	362,500
Outstanding options - Weighted average remaining contractual life	6 years 182 days
Outstanding options - Weighted average exercise price (in Euro per share)	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 388,352	[1]
Exercisable options - Number (in shares) | shares	270,000	[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 1.91	[2]
Exercisable options - Aggregate intrinsic value | €	€ 289,260	[1],[2]
Range 5 [Member]
Exercise price (in Euro per share)	€ 1.88
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life	4 years
Outstanding options - Weighted average exercise price (in Euro per share)	€ 1.88
Outstanding options - Aggregate intrinsic value | €	€ 55,066	[1]
Exercisable options - Number (in shares) | shares	50,000	[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 1.88	[2]
Exercisable options - Aggregate intrinsic value | €	€ 55,066	[1],[2]
Outstanding options - Number (in shares) | shares	1,449,438
Outstanding options - Weighted average remaining contractual life	6 years 146 days
Outstanding options - Weighted average exercise price (in Euro per share)	€ 2.96
Outstanding options - Aggregate intrinsic value | €	€ 519,846	[1]
Exercisable options - Number (in shares) | shares	794,938	[2]
Exercisable options - Weighted average exercise price (in Euro per share)	€ 2.89	[2]
Exercisable options - Aggregate intrinsic value | €	€ 420,753	[1],[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $3.31 at June 30, 2016, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.
[2]	Fully vested options are all exercisable options